CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2017	$ 2,802	$ 65,073	$ 135	$ (2,088)	$ 22,652	$ 88,574
Balance, shares at Dec. 31, 2017	9,102,917
Comprehensive income (loss)			(341)		(4,408)	(4,749)	[1]
Share based compensation		272				272
Exercise of options	$ 7	190				$ 197
Exercise of options, shares	19,584					26,668
Balance at Dec. 31, 2018	$ 2,809	65,535	(206)	(2,088)	18,244	$ 84,294
Balance, shares at Dec. 31, 2018	9,122,501
Comprehensive income (loss)			232		806	1,038	[1]
Share based compensation		38				$ 38
Exercise of options, shares
Balance at Dec. 31, 2019	$ 2,809	65,573	26	(2,088)	19,050	$ 85,370	[1]
Balance, shares at Dec. 31, 2019	9,149,169
Comprehensive income (loss)			102		(5,329)	(5,227)
Share based compensation		138				$ 138
Exercise of options, shares
Balance at Dec. 31, 2020	$ 2,809	$ 65,711	$ 128	$ (2,088)	$ 13,721	$ 80,281
Balance, shares at Dec. 31, 2020	9,149,169

[1]	Reclassified due to discontinued operation.